Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Event

Since December 31, 2012 and through February 22, 2013, we have repurchased 1.9 million shares of common shares under the share repurchase program discussed more fully in Note 18, for approximately $38.5 million, in total.